Other Disclosures - Remuneration To Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Share-based compensation expenses	kr 2.0	kr 2.0	kr 2.0
Total	127.0	111.0	93.0
Executive Management
Share-Based Compensation
Base Salary	27.1	22.3	18.3
Defined Contribution Plans	1.7	1.5	1.4
Other Benefits	0.3	3.7	6.9
Annual Cash Bonus	19.7	16.6	15.7
Share-based compensation expenses	65.6	53.7	38.3
Total	114.4	97.8	80.6
Jan van de Winkel
Share-Based Compensation
Base Salary	8.6	7.9	7.3
Defined Contribution Plans	1.3	1.1	1.0
Other Benefits	0.3	0.6	1.0
Annual Cash Bonus	8.6	7.9	8.4
Share-based compensation expenses	22.9	20.6	19.6
Total	41.7	38.1	37.3
Anthony Pagano
Share-Based Compensation
Base Salary	4.3	3.2	3.0
Defined Contribution Plans	0.1	0.1	0.1
Annual Cash Bonus	2.6	1.9	2.3
Share-based compensation expenses	9.5	7.2	5.2
Total	16.5	12.4	10.6
Anthony Mancini
Share-Based Compensation
Base Salary	4.7	3.9	3.1
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits		3.1	3.3
Annual Cash Bonus	2.8	2.3	2.0
Share-based compensation expenses	11.4	7.2	3.1
Total	19.0	16.6	11.6
Judith Klimovsky
Share-Based Compensation
Base Salary	4.9	4.0	4.0
Defined Contribution Plans	0.1	0.1	0.1
Other Benefits			0.1
Annual Cash Bonus	2.9	2.5	3.0
Share-based compensation expenses	14.1	13.2	12.7
Total	22.0	19.8	19.9
Tahamtan Ahmadi
Share-Based Compensation
Base Salary	4.6	3.3
Defined Contribution Plans	0.1	0.1
Annual Cash Bonus	2.8	2.0
Share-based compensation expenses	7.7	5.5
Total	kr 15.2	kr 10.9
David A. Eatwell
Share-Based Compensation
Base Salary			0.9
Defined Contribution Plans			0.1
Other Benefits			2.5
Share-based compensation expenses			(2.3)
Total			kr 1.2